Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 16, 2017
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Jun. 16, 2017
Document Effective Date	Jun. 16, 2017
Prospectus Date	Mar. 30, 2017
WBI Tactical DG Fund | No Load Class
Prospectus:
Trading Symbol	WBIDX
WBI Tactical DG Fund | Institutional Class
Prospectus:
Trading Symbol	WBDGX